Financial Instruments with Off Balance Sheet Risk and Concentration of Risk (Details) - Virtu Financial, LLC and subsidiaries	Dec. 31, 2014 USD ($)
Minimum balance in U.S. checking accounts maintained frequently	$ 250,000
Amount of Federal Deposit Insurance Corporation (FDIC) insuring combined accounts	$ 250,000